14. Correction of Prior Period Net Loss Attributable to Non-Controlling Interest (September 30, 2019)	9 Months Ended
Sep. 30, 2019
Accounting Changes and Error Corrections [Abstract]
Correction of Prior Period Net Loss Attributable to Non-Controlling Interest

Note 14 - Correction of Prior Period Net Loss Attributable to Non-Controlling Interest

Subsequent to the issuance of the Company’s Current Report on Form 8-K on August 15, 2019 (the “Report”), the Company determined that there was an error in the allocation of net loss attributable to controlling and non-controlling interests on the Condensed Combined Statements of Operations and Comprehensive Loss for the six months ended June 30, 2018, such that the net income attributable to non-controlling interests was overstated (and net loss attributable to the Parent was understated) by approximately $2.5 million. There was no effect of this error on the Condensed Combined Balance Sheet, on the Condensed Combined Statements of Changes in Parent’s Net Investment, or on the Condensed Combined Statements of Cash Flows contained in the Report. The Company evaluated the effect of this error and determined that the error was not qualitatively significant for the period presented.

The following tables summarize the impact of this error on the Condensed Combined Statements or Operations and Comprehensive Loss for the six months ended June 30, 2018:

	For the Six Months Ended June 30, 2018
	As Previously Reported	Adjustment	As Restated
Net Loss	$(17,612,354)	$–	$(17,612,354)
Net loss attributed to non-controlling interest	2,803,922	(2,476,820)	327,102
Net Loss Attributable to Parent	$(14,808,432)	$(2,476,820)	$(17,285,252)
Comprehensive Loss:
Net loss	$(17,612,354)	$–	$(17,612,354)
Other comprehensive loss:
Foreign currency translation gain (loss)	(183,027)	–	(183,027)
Total Comprehensive Loss	(17,795,381)	–	(17,795,381)
Less: comprehensive loss attributable to
non-controlling interest	2,803,922	(2,476,820)	327,102
Comprehensive loss attributable to Parent	$(14,991,459)	$(2,476,820)	$(17,468,279)